Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of earnings per share
Net income attributable to U.S. Bancorp	$ 4,872	$ 3,317	$ 2,205
Preferred stock dividends and discount accretion	(129)	(89)	(228)
Equity portion of gain on ITS exchange transaction, net of tax.	0	118	0
Accretion of preferred stock discount	0	0	(14)
Deemed dividend on preferred stock redemption	0	0	(154)
Earnings allocated to participating stock awards	(22)	(14)	(6)
Net income applicable to U.S. Bancorp common shareholders	$ 4,721	$ 3,332	$ 1,803
Average common shares outstanding	1,914,000,000	1,912,000,000	1,851,000,000
Net effect of the exercise and assumed purchase of stock awards and conversion of outstanding convertible notes	9,000,000	9,000,000	8,000,000
Average diluted common shares outstanding	1,923,000,000	1,921,000,000	1,859,000,000
Earnings per common share	$ 2.47	$ 1.74	$ 0.97
Diluted earnings per common share	$ 2.46	$ 1.73	$ 0.97
Series A [Member]
Earnings Per Share Additional (Textual) [Abstract]
Company exchanged depositary shares representing an ownership interest		5,746
Percentage of outstanding income trust securities exchanged for company's preferred stock		46.00%
Stock Option [Member]
Earnings per Share (Textual) [Abstract]
Options outstanding of common shares	54,000,000	56,000,000	70,000,000